SHARE-BASED COMPENSATION- Share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Options
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 21,747	$ 3,153	¥ 36,004	¥ 0
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share-based compensation expenses	2,355	341	24,380
Research and development expenses | Options
SHARE-BASED COMPENSATION
Share-based compensation expenses	10,581	1,534	15,670
Research and development expenses | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share-based compensation expenses	644	93	4,052
Administrative expenses | Options
SHARE-BASED COMPENSATION
Share-based compensation expenses	11,166	1,619	20,334
Administrative expenses | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 1,711	$ 248	¥ 20,328